Schedule 1 - Condensed Parent Company Financial Statements (Narrative) (Details) (Aqua America, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividends paid to parent by wholly-owned subsidiaries	$ 30,972	$ 18,075	$ 22,520
Revolving credit agreement	200,000
Accounts receivable - affiliates	19,852	3,092
Notes Receivable, Related Parties	300,932	280,830
Short-Term Line Of Credit [Member]
Line of credit	$ 15,000